Petroleum and Natural Gas Sales - Customers Accounting For More Than 10% of Sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	[1]
Disclosure of operating segments [line items]
Petroleum and natural gas sales by customer - continuing operations	$ 1,684,648	$ 1,874,046
Customer 1 | Percentage Of Revenue
Disclosure of operating segments [line items]
Petroleum and natural gas sales by customer - continuing operations	$ 360,653
% of Total petroleum and natural gas sales - continuing operations	21.00%
Customer 2 | Percentage Of Revenue
Disclosure of operating segments [line items]
Petroleum and natural gas sales by customer - continuing operations	$ 275,044
% of Total petroleum and natural gas sales - continuing operations	16.00%
Customer 3 | Percentage Of Revenue
Disclosure of operating segments [line items]
Petroleum and natural gas sales by customer - continuing operations	$ 218,734
% of Total petroleum and natural gas sales - continuing operations	13.00%
Customer 4 | Percentage Of Revenue
Disclosure of operating segments [line items]
Petroleum and natural gas sales by customer - continuing operations	$ 210,679
% of Total petroleum and natural gas sales - continuing operations	13.00%

[1]	Comparative period has been revised to reflect current period presentation